Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK BOND ALLOCATION TARGET SHARES
Prospectus Date	rr_ProspectusDate	Jul. 27, 2012
Document Creation Date	dei_DocumentCreationDate	Nov. 30, 2012